Off-Balance Sheet Risk and Concentrations (Details)	12 Months Ended
Dec. 31, 2013
Risks and Uncertainties [Abstract]
Percentage of remibursable and investment fees concentrated in affiliated investment programs	63.00%
Number of direct investment programs	1
Percentage of receivables from affiliated direct investment programs	93.00%
Number of affiliate investment programs	3